Property and equipment - Schedule of Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 19,857	$ 9,757	$ 12,090
Accumulated depreciation	(5,607)	(4,585)	(4,605)
Total property and equipment, net of accumulated depreciation	14,250	5,172	7,485
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,636	$ 5,487	4,320
Estimated Life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 13,221	$ 4,270	4,270
Estimated Life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 3,500
Estimated Life		7 years